Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Taxes [Abstract]
Schedule of Loss Before Income Taxes

The Company’s loss before income taxes includes the following for the years ended December 31.

	2025	2024

Non-PRC operations	$(5,426,050)	$(1,822,828)
PRC operations	1,458,049	(610,615)
Loss before income taxes	$(3,968,001)	$(2,433,443)

Schedule of Income Tax Expense

Income tax (benefit) expense was comprised of the following for the years ended December 31.

	2025	2024

Current tax expense	$25,947	$93
Deferred tax income (benefit)	(135,978)	-
Total income tax (benefit) expense	$(110,031)	$93

Schedule of Reconciliation of Income Tax Expense Effective Rate

Following is a reconciliation of income tax expense at the effective rate to income tax at the calculated statutory rates for the years ended December 31.

	2025		2024
PRC statutory tax rate	$(991,789)	25%	$(608,361)	25.0%
Effect of PRC preferential tax rate and tax exemption	(127,852)	3.2%	-
Non-PRC entities not subject to PRC tax	1,356,301	(34.2)%	455,707	(18.7)%
Allowance for deferred tax assets	-	-	152,747	(6.3)%
Net operating loss	(337,191)	8.6%	-	-
Others	(9,500)	0.2%	-	-
Income tax (benefit) expense and effective income tax rate	$(110,031)	(2.8)%	$93	-%

Schedule of Components of Deferred Tax Assets

The following table summarizes the significant components of deferred tax assets.

	As of December 31,
	2025	2024

Net operating losses	$980,192	$1,306,950
Allowance for credit losses	138,185	10,433
Less: valuation allowance	(980,192)	(1,317,383)
Deferred tax assets, net	$138,185	$-

Schedule of Valuation Allowance for Deferred Tax Assets

The following table summarizes the changes in valuation allowance for deferred tax assets.

	As of December 31,
	2025	2024

Beginning balance	$1,317,383	$1,133,158
Additions	-	184,225
Reversals	(337,191)	-
Ending balance	$980,192	$1,317,383

Schedule of Taxes Payable	Taxes payable consist of the following:
	As of December 31,
	2025	2024

VAT payable	$32,285	$12,444
Other taxes payable	1,345	763
Income taxes payable	26,368	291
Total	$59,998	$13,498